Carve-out Statements of Parent's Equity (Predecessor) - USD ($)	Accumulated Deficit [Member]	Total	United Maritime Predecessor [Member] Parent Investment, Net [Member]	United Maritime Predecessor [Member] Accumulated Deficit [Member]	United Maritime Predecessor [Member]
Balance at Dec. 31, 2019			$ 8,349,786	$ (4,089,782)	$ 4,260,004
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Parent investment, net (Note 4)			1,960,687	0	1,960,687
Net (loss) / income			0	1,091,217	1,091,217
Balance at Dec. 31, 2020			10,310,473	(2,998,565)	7,311,908
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Parent investment, net (Note 4)			(2,441,795)	0	(2,441,795)
Net (loss) / income			0	2,170,265	2,170,265
Balance at Dec. 31, 2021			7,868,678	(828,300)	7,040,378
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Parent investment, net (Note 4)			1,253,526	0	1,253,526
Net (loss) / income			0	(736,644)	(736,644)
Balance at Jul. 05, 2022			$ 9,122,204	$ (1,564,944)	$ 7,557,260
Balance at Jan. 19, 2022	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) / income	37,490,000	37,490,000
Balance at Dec. 31, 2022	$ 29,374,000	$ 64,568,000